SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18: SUBSEQUENT EVENTS
On December 17, 2020, the Company entered into a stock purchase agreement (the “Wholesome Purchase Agreement”) with WSO Investments, Inc. (“WSO Investments” and together with its subsidiaries “Wholesome” and affiliates). WSO Investments is the direct parent of its wholly-owned subsidiary Wholesome Sweeteners, Incorporated, which was formed to import, market, distribute, and sell organic sugars, unrefined specialty sugars, and related products.
On February 5, 2021, pursuant to the terms of the Wholesome Purchase Agreement, (i) the Company (acting through its direct wholly-owned subsidiary, Project Taste Intermediate LLC, as its designee) purchased and acquired all of the issued and outstanding shares of capital stock for an initial cash purchase price of $180 million plus up to an additional $55 million (the “Earn-Out Amount”) upon the satisfaction of certain post-closing financial metrics. Subject to the terms and conditions of the Wholesome Purchase Agreement payment of the Earn-Out Amount, in whole or in part, is subject to Wholesome achieving certain EBITDA thresholds at or above approximately $30 million during the period beginning August 29, 2020, and ending December 31, 2021. A portion of the Earn-Out Amount (up to $27.5 million) may be paid, at the Company’s election, in freely tradeable, registered shares of Company common stock.
In connection with the closing of the Wholesome Transaction, on February 5, 2021, the Company and certain of its subsidiaries entered into an amendment and restatement agreement (the “Amendment Agreement”) with Toronto Dominion (Texas) LLC, which amended and restated its existing senior secured loan agreement dated as of June 25, 2020.
The Amended and Restated Credit Agreement provides for senior secured financing consisting of the following credit facilities: (a) a senior secured term loan facility in the aggregate principal amount of $375 million (the “Term Loan Facility”); and (b) a revolving credit facility in an aggregate principal amount of up to $75 million (the “Revolving Facility,” and together with the Term Loan Facility, the “Credit Facilities”). The Revolving Facility has a $15 million sub-facility for the issuance of letters of credit and a $15 million sublimit for swing line loans. The Company used the proceeds under the Term Loan Facility to (i) repay and refinance existing indebtedness of WSO Investments; (ii) pay the cash consideration for the Wholesome Transaction; (iii) repay and refinance outstanding borrowings under the Existing Credit Agreement; and (iv) pay fees and expenses incurred in connection with the foregoing. The proceeds of the Revolving Facility can be used to finance working capital needs, for general corporate purposes, and for working capital adjustments payable under the Wholesome Purchase Agreement.
Loans outstanding under the Credit Facilities will accrue interest at a rate per annum equal to (i) with respect to the Revolving Facility and letters of credit, (A) 2.75%, in the case of base rate advances, and (B) 3.75% in the case of LIBOR advances, and (ii) with respect to the Term Loan Facility, (A) 3.50%, in the case of base rate advances, and (B) 4.50% in the case of LIBOR advances, with a LIBOR floor of 1.00% with respect to the Term Loan Facility, and 0.00% with respect to Revolving Facility and letters of credit, and base rate based on the highest of the prime rate, the federal funds rate plus 0.50%, LIBOR for a one-month interest period plus 1.00%, and with respect to the Revolving Facility and letters of credit, 0.00%, or with respect to the Term Loan Facility, 2.0%, and undrawn amounts under the Revolving Facility will accrue a commitment fee at a rate per annum equal to 0.50% on the average daily undrawn portion of the commitments thereunder.
The obligations under the Credit Facilities are guaranteed by certain direct or indirect wholly-owned domestic subsidiaries of the Company, other than certain excluded subsidiaries, including, but not limited to, immaterial subsidiaries and foreign subsidiaries. The Credit Facilities are secured by substantially all of the personal property of the Company and the guarantor subsidiaries (in each case, subject to certain exclusions and qualifications).
The Credit Facilities require the Company to make certain mandatory prepayments, with (i) 100% of net cash proceeds of all non-ordinary course asset sales or other dispositions of property in excess of $5 million in any fiscal year, subject to the ability to reinvest such proceeds and certain other exceptions, (ii) 100% of the net cash proceeds of any debt incurrence, other than debt permitted under the definitive agreements (but excluding debt incurred to refinance the Credit Facilities) and (iii) 50% of “Excess Cash Flow,” as defined in the Amended and Restated Credit Agreement, with a reduction to 25% if the total net leverage ratio for the fiscal year is less than or equal to 3.50 to 1.00 but greater than 3.00 to 1.00, and a reduction to 0% if the total net leverage ratio for the fiscal year is less than or equal to 3.00 to 1.00. The Company also is required to make quarterly amortization payments equal to 0.25% per annum of the original principal amount of the Term Loan Facility (subject to reductions by optional and mandatory prepayments of the loans).